CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	$ 26,214,843	¥ 180,240,154	¥ 181,020,428	¥ 144,854,582
Cost of sales	(24,293,421)	(167,029,416)	(166,290,235)	(133,700,192)
Gross profit	1,921,422	13,210,738	14,730,193	11,154,390
Selling and distribution expenses	(363,164)	(2,496,933)	(2,372,966)	(2,111,787)
General and administrative expenses	(575,677)	(3,958,067)	(4,549,206)	(3,336,095)
Research and development expenses	(91,175)	(626,873)	(498,234)	(168,862)
Impairment loss on property, plant and equipment	(1,084)	(7,450)	(16,200)	(57,080)
Impairment losses on financial assets	(15,685)	(107,841)
Impairment losses on investments in joint ventures	(31,555)	(216,953)
Other income	19,688	135,367	89,873	155,576
Other gains, net	134,085	921,904	319,382	169,143
Finance income	71,592	492,232	706,690	815,729
Finance costs	(710,130)	(4,882,496)	(5,203,424)	(5,019,908)
Share of profits and losses of:
Joint ventures	(29,009)	(199,452)	8,151	(95,508)
Associates	5,721	39,335	(165,249)	115,091
Profit before income tax	335,029	2,303,511	3,049,010	1,620,689
Income tax benefit/(expense)	(119,628)	(822,499)	(643,734)	(403,899)
Profit for the year	215,401	1,481,012	2,405,276	1,216,790
Profit attributable to:
Owners of the parent	108,567	746,477	1,413,028	365,697
Non-controlling interests	106,834	734,535	992,248	851,093
Profit for the year	215,401	1,481,012	2,405,276	1,216,790
Available-for-sale investments:
Changes in fair value			(5,206)	104,103
Reclassification adjustments for gains included in profit or loss
Gain on disposal			(45,039)	(102,854)
Income tax effect			11,180	(13,288)
Transfer out other comprehensive income of an associate				(4,658)
Exchange differences on translation of foreign operations	(17,563)	(120,756)	(634,793)	657,531
Net other comprehensive income that may be reclassified to profit or loss in subsequent periods	(17,563)	(120,756)	(673,858)	640,834
Equity investments designated at fair value through other comprehensive income:
Change in fair value	(2,253)	(15,491)
Income tax effect	548	3,769
Net other comprehensive income that will not be reclassified to profit or loss in subsequent periods	(1,705)	(11,722)
Total other comprehensive income/(loss), net of tax	(19,268)	(132,478)	(673,858)	640,834
Total comprehensive income for the year	196,133	1,348,534	1,731,418	1,857,624
Total comprehensive income for the year attributable to:
Owners of the parent	89,395	614,638	739,170	1,006,531
Non-controlling interests	106,738	733,896	992,248	851,093
Total comprehensive income for the year	$ 196,133	¥ 1,348,534	¥ 1,731,418	¥ 1,857,624
Basic and diluted earnings per share attributable to ordinary equity holders of the parent (expressed in RMB per share) | (per share)	$ 0.0054	¥ 0.037	¥ 0.087	¥ 0.017